Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Expense relating to discontinued operations	€ 3	€ 4